Material Accounting Policies - Schedule of Reportable Segment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Security Services [Member]
Disclosure of operating segments [line items]
Segment revenue	$ 5,929,467	$ 5,361,918
Segment Profit / (loss)	(1,133,354)	109,264
Training school [Member]
Disclosure of operating segments [line items]
Segment revenue	46,442	31,926
Segment Profit / (loss)	(53,596)	(64,192)
Unallocated [Member]
Disclosure of operating segments [line items]
Segment revenue
Segment Profit / (loss)	(1,470,513)	(83,155,336)
Reportable segments [member]
Disclosure of operating segments [line items]
Segment revenue	5,975,909	5,393,844
Segment Profit / (loss)	$ (2,657,463)	$ (83,110,264)